UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 36.3%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 8.2%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$387,555
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	205,689
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,911,667
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	413,636
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	139,463
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	736,061
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	75,391
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	174,462

Total Bangladesh			$4,043,924

Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$21,730

Total Bosnia and Herzegovina			$21,730

Colombia — 0.5%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$237,530

Total Colombia			$237,530

Dominican Republic — 8.6%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	12,260	$287,522
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	6,000	142,017
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	7,000	178,679
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	13,800	366,500
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	1,800	47,804
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	6,500	181,380
Dominican Republic International Bond, 16.00%, 2/10/17(3)	DOP	87,000	2,114,390
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	900	28,730
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	28,600	912,979

Total Dominican Republic			$4,260,001

Iceland — 8.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$948,591
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,795,159
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,189,715

Total Iceland			$3,933,465

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$643,397

Total Philippines			$643,397

Serbia — 3.8%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,879,159

Total Serbia			$1,879,159

Uruguay — 2.1%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$247,794
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	33,164
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	240,573
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	524,889

Total Uruguay			$1,046,420

Vietnam — 3.8%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,868,378

Total Vietnam			$1,868,378

Total Foreign Government Bonds (identified cost $19,625,223)			$17,934,004

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.9%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(4)	UYU	13,560	$468,702

Total Supranational			$468,702

Total Foreign Corporate Bonds (identified cost $595,894)			$468,702

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Indian Rupee	Citibank, N.A.	INR 69,482	INR 67.79	7/4/16	$33,909

Total Options Purchased					$33,909

Total Currency Call Options Purchased (identified cost $34,911)					$33,909

Short-Term Investments — 62.1%

Foreign Government Securities — 26.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.4%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,188,515

Total Georgia			$1,188,515

Iceland — 1.4%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	114,370	$621,991
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	15,960	86,057

Total Iceland			$708,048

Lebanon — 8.8%
Lebanon Treasury Bill, 0.00%, 9/17/15	LBP	3,817,580	$2,512,237
Lebanon Treasury Bill, 0.00%, 10/1/15	LBP	1,118,400	737,066
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	1,662,760	1,082,140

Total Lebanon			$4,331,443

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/14/16	MXN	16,682	$1,010,812

Total Mexico			$1,010,812

Sri Lanka — 9.5%
Sri Lanka Treasury Bill, 0.00%, 9/18/15	LKR	22,080	$164,197
Sri Lanka Treasury Bill, 0.00%, 10/16/15	LKR	170,000	1,254,274
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	281,195
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	368,250	2,677,984
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	46,650	336,417

Total Sri Lanka			$4,714,067

Uruguay — 2.4%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	$1,158,318
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	1,330	42,151

Total Uruguay			$1,200,469

Total Foreign Government Securities (identified cost $13,636,725)			$13,153,354

U.S. Treasury Obligations — 30.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/17/15	$5,000	$4,999,765
U.S. Treasury Bill, 0.00%, 10/15/15(5)	10,300	10,299,269

Total U.S. Treasury Obligations (identified cost $15,299,638)		$15,299,034

Other — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$2,280	$2,279,721

Total Other (identified cost $2,279,721)		$2,279,721

Total Short-Term Investments (identified cost $31,216,084)		$30,732,109

Total Investments — 99.4% (identified cost $51,472,112)		$49,168,724

Other Assets, Less Liabilities — 0.6%		$274,631

Net Assets — 100.0%		$49,443,355

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

GEL	-	Georgian Lari

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $866,132 or 1.8% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $3,393,869 or 6.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $7,470.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 2,519,000	United States Dollar 742,192	Morgan Stanley & Co. International PLC	$6,492	$—	$6,492
8/4/15	Brazilian Real 2,519,000	United States Dollar 739,794	Standard Chartered Bank	4,094	—	4,094
8/4/15	Euro 4,098,060	Polish Zloty 17,004,899	BNP Paribas	7,376	—	7,376
8/4/15	Euro 210,111	Polish Zloty 869,000	Standard Chartered Bank	—	(378)	(378)
8/4/15	Polish Zloty 17,873,899	Euro 4,314,910	BNP Paribas	405	—	405
8/4/15	United States Dollar 776,798	Brazilian Real 2,519,000	Morgan Stanley & Co. International PLC	—	(41,098)	(41,098)
8/4/15	United States Dollar 742,192	Brazilian Real 2,519,000	Standard Chartered Bank	—	(6,492)	(6,492)
8/18/15	Euro 2,725,426	Swedish Krona 25,358,000	BNP Paribas	—	(53,572)	(53,572)
8/18/15	Swedish Krona 16,989,000	Euro 1,812,024	BNP Paribas	20,603	—	20,603
8/18/15	United States Dollar 667,178	Chilean Peso 402,909,000	BNP Paribas	—	(70,383)	(70,383)
8/19/15	United States Dollar 1,019,932	Mexican Peso 15,426,979	Morgan Stanley & Co. International PLC	—	(63,522)	(63,522)
8/19/15	United States Dollar 1,012,094	Mexican Peso 15,315,000	Standard Chartered Bank	—	(62,626)	(62,626)
8/24/15	United States Dollar 2,234,077	Yuan Offshore Renminbi 13,925,000	BNP Paribas	483	—	483
8/26/15	Euro 1,944,533	United States Dollar 2,164,567	Bank of America, N.A.	28,406	—	28,406
9/4/15	Euro 1,885,514	British Pound Sterling 1,366,000	Standard Chartered Bank	61,178	—	61,178
9/8/15	United States Dollar 3,558,172	Philippine Peso 161,388,000	BNP Paribas	—	(33,935)	(33,935)
9/9/15	Euro 3,968,383	United States Dollar 4,428,001	Standard Chartered Bank	67,736	—	67,736

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 559,114	United States Dollar 628,679	Standard Chartered Bank	$14,352	$—	$14,352
9/9/15	United States Dollar 326,717	Indian Rupee 21,209,000	Bank of America, N.A.	2,828	—	2,828
9/9/15	United States Dollar 2,255,022	Indian Rupee 145,989,000	BNP Paribas	13,354	—	13,354
9/9/15	United States Dollar 369,234	Indian Rupee 23,969,000	BNP Paribas	3,196	—	3,196
9/14/15	Euro 664,000	United States Dollar 746,442	Citibank, N.A.	16,817	—	16,817
9/14/15	United States Dollar 725,072	New Turkish Lira 2,034,900	BNP Paribas	540	—	540
9/14/15	United States Dollar 205,986	New Turkish Lira 574,000	BNP Paribas	—	(1,307)	(1,307)
9/14/15	United States Dollar 1,345,019	New Turkish Lira 3,765,000	BNP Paribas	—	(2,482)	(2,482)
9/14/15	United States Dollar 497,139	New Turkish Lira 1,382,294	BNP Paribas	—	(4,235)	(4,235)
9/14/15	United States Dollar 1,970,348	Singapore Dollar 2,696,000	Standard Chartered Bank	—	(7,562)	(7,562)
9/14/15	United States Dollar 2,580,666	Yuan Offshore Renminbi 16,116,000	Bank of America, N.A.	1,119	—	1,119
9/17/15	United States Dollar 2,393,239	Chilean Peso 1,531,912,296	BNP Paribas	—	(130,561)	(130,561)
9/18/15	Euro 2,562,932	Norwegian Krone 22,514,000	BNP Paribas	—	(62,922)	(62,922)
9/21/15	United States Dollar 893,733	Mauritian Rupee 32,800,000	Standard Chartered Bank	30,807	—	30,807
9/22/15	United States Dollar 2,441,540	British Pound Sterling 1,535,000	Standard Chartered Bank	—	(45,229)	(45,229)
9/28/15	United States Dollar 597,461	Uruguayan Peso 16,000,000	Citibank, N.A.	—	(43,288)	(43,288)
9/29/15	Euro 1,665,100	Romanian Leu 7,441,000	BNP Paribas	22,778	—	22,778
9/29/15	Euro 824,386	Romanian Leu 3,684,000	BNP Paribas	11,274	—	11,274
10/1/15	United States Dollar 2,595,586	Colombian Peso 6,886,089,658	BNP Paribas	—	(212,554)	(212,554)
10/2/15	United States Dollar 724,475	Brazilian Real 2,519,000	Standard Chartered Bank	—	(3,678)	(3,678)
10/8/15	Euro 4,302,962	Polish Zloty 17,873,899	BNP Paribas	—	(471)	(471)
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	ICBC Standard Bank plc	—	(147,103)	(147,103)
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	14,335	—	14,335
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	1,686	—	1,686
10/14/15	Euro 863,249	United States Dollar 956,380	BNP Paribas	7,377	—	7,377
10/21/15	Euro 19,653	United States Dollar 21,340	Morgan Stanley & Co. International PLC	—	(268)	(268)
10/27/15	United States Dollar 1,275,299	Indian Rupee 82,370,000	Deutsche Bank AG	—	(4,888)	(4,888)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/28/15	United States Dollar 285,938	Zambian Kwacha 2,303,000	Standard Chartered Bank	$3,001	$—	$3,001
10/29/15	United States Dollar 364,564	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(21,560)	(21,560)
11/3/15	United States Dollar 285,885	Zambian Kwacha 2,292,000	Standard Chartered Bank	710	—	710
11/3/15	United States Dollar 285,988	Zambian Kwacha 2,268,000	Standard Chartered Bank	—	(2,394)	(2,394)
11/6/15	United States Dollar 218,850	Zambian Kwacha 1,737,000	Standard Chartered Bank	—	(2,002)	(2,002)
11/6/15	United States Dollar 445,522	Zambian Kwacha 3,468,000	Standard Chartered Bank	—	(12,575)	(12,575)
12/16/15	United States Dollar 1,033,677	Zambian Kwacha 8,176,900	Standard Chartered Bank	—	(32,651)	(32,651)
1/13/16	New Turkish Lira 398,000	United States Dollar 144,415	BNP Paribas	7,097	—	7,097
1/13/16	New Turkish Lira 303,000	United States Dollar 111,307	BNP Paribas	6,766	—	6,766
1/13/16	New Turkish Lira 609,000	United States Dollar 216,303	BNP Paribas	6,186	—	6,186
1/13/16	New Turkish Lira 616,000	United States Dollar 226,136	Standard Chartered Bank	13,605	—	13,605
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(120,038)	(120,038)
1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	—	(36,582)	(36,582)
1/29/16	Euro 2,032,604	Serbian Dinar 260,275,000	Citibank, N.A.	90,949	—	90,949
2/10/16	United States Dollar 419,950	Zambian Kwacha 3,370,100	Citibank, N.A.	—	(18,166)	(18,166)
3/10/16	United States Dollar 195,512	Zambian Kwacha 1,595,000	Standard Chartered Bank	—	(7,628)	(7,628)
3/14/16	United States Dollar 187,553	Zambian Kwacha 1,537,000	ICBC Standard Bank plc	—	(6,800)	(6,800)
3/14/16	United States Dollar 848,430	Zambian Kwacha 7,025,000	Standard Chartered Bank	—	(22,278)	(22,278)

				$465,550	$(1,281,228)	$(815,678)

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	—	$—
Options written	522	3,915
Options exercised	(522)	(3,915)

Outstanding, end of period	—	$—

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts and currency options to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$33,909	$—
Forward foreign currency exchange contracts	465,550	1,281,228

Total	$499,459	$1,281,228

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,659,988

Gross unrealized appreciation	$212,278
Gross unrealized depreciation	(2,703,542)

Net unrealized depreciation	$(2,491,264)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$17,934,004	$—	$17,934,004
Foreign Corporate Bonds	—	468,702	—	468,702
Currency Call Options Purchased	—	33,909	—	33,909
Short-Term Investments -
Foreign Government Securities	—	13,153,354	—	13,153,354
U.S. Treasury Obligations	—	15,299,034	—	15,299,034
Other	—	2,279,721	—	2,279,721
Total Investments	$—	$49,168,724	$—	$49,168,724
Forward Foreign Currency Exchange Contracts	$—	$465,550	$—	$465,550
Total	$—	$49,634,274	$—	$49,634,274

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,281,228)	$—	$(1,281,228)
Total	$—	$(1,281,228)	$—	$(1,281,228)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015